LONG-TERM PREPAYMENTS AND OTHER ASSETS - MOVEMENT OF OPERATING RIGHTS OF SERVICE STATIONS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about operating rights of service stations [line items]
Balance as of beginning of year	¥ 34,268
Balance as of end of year	34,934	¥ 34,268
Cost [member]
Disclosure of detailed information about operating rights of service stations [line items]
Balance as of beginning of year	48,613	36,908
Additions	3,948	11,837
Decreases	(345)	(132)
Balance as of end of year	52,216	48,613
Accumulated amortization [member]
Disclosure of detailed information about operating rights of service stations [line items]
Balance as of beginning of year	(14,345)	(10,012)
Additions	3,019	4,361
Decreases	(82)	(28)
Balance as of end of year	¥ (17,282)	¥ (14,345)